Transactions with non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of transactions with non interesting interests and their impacts

During the year ended 31 December 2019, 2020 and 2021, the Group completed the following transactions with non-interesting interests and the impact are as below:

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2019
Acquisition of additional interests in a subsidiary:
- Guangzhou Pengai (Note a)	(1,946)	(1,062)	(3,008)
- Hangzhou Pengai (Note b)	(2,389)	(2,517)	(4,906)
- Chongqing Pengai (Note c)	(867)	(383)	(1,250)
- Changsha Pengai (Note d)	(539)	(511)	(1,050)
Disposal of interests in a subsidiary without loss of control:
- Guangzhou Pengai (Note e)	642	298	940
- Nanchang Pengai Aesthetic Medical Clinic Co., Ltd. (“ Nanchang Pengai”) (Note f)	(161)	1,111	950
- Yantai Pengai Jiayan Cosmetic Surgery Hospital Co., Ltd. (“Yantai Pengai Jiayan”) (Note g)	12	488	500
	(5,248)	(2,576)	(7,824)

		Debit to	Total net
	(Debit)/credit	non-controlling	(debit)/credit to
	to other reserve	interests	Equity
	RMB’000	RMB’000	RMB’000
For the year ended 31 December 2020
Acquisition of additional interests in a subsidiary:
- Shanghai Pengai (Note h)	92	(217)	(125)
Disposal of interests in a subsidiary without loss of control:
- Shanghai Jiahong (Note i)	(65)	65	—
- Guangzhou Pengai (Note j)	2,613	147	2,760
	2,640	(5)	2,635

For the year ended 31 December 2021
Acquisition of additional interests in a subsidiary:
- Huizhou Pengai (Note k)	(220)	(140)	(360)
- Changsha Pengai (Note l)	(715)	400	(315)

Disposal of interests in a subsidiary without loss of control:
- Changsha Pengai (Note m)	3,575	(2,000)	1,575
	2,640	(1,740)	900

Huizhou Pengai
Schedule of acquisition of interest

2021
RMB’000
Carrying amount of non-controlling interests acquired	140
Consideration paid to non-controlling interests	(360)
Excess of consideration paid to non-controlling interest recognised within equity	(220)

Changsha Pengai
Schedule of disposal of non-controlling interests without loss of control

2021
RMB’000
Carrying amount of non-controlling interests disposed of	2,000
Less: consideration received from non-controlling interest	1,575
Gain on disposal within equity	3,575

Schedule of acquisition of interest	Acquisition of interest in Changsha Pengai

2021
RMB’000
Carrying amount of non-controlling interests acquired	(400)
Consideration paid to non-controlling interests	(315)
Excess of consideration paid to non-controlling interest recognised within equity	(715)

Chongqing Pengai
Schedule of acquisition of interest
(c)	Acquisition of interest in Chongqing Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	867
Consideration paid to non-controlling interests	(1,250)
Excess of consideration paid to non-controlling interest recognised within equity	(383)

Guangzhou Pengai
Schedule of disposal of non-controlling interests without loss of control
(e)	Disposal of interest in Guangzhou Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(642)
Less: consideration received from non-controlling interest	940
Gain on disposal within equity	298
(j)	Disposal of interest in Guangzhou Pengai without loss of control

2020
RMB’000

Carrying amount of non-controlling interests disposed of	(147)
Less: consideration received from non-controlling interest	2,760

Gain on disposal within equity	2,613

Schedule of acquisition of interest
(a)	Acquisition of interest in Guangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	1,946
Consideration paid to non-controlling interests	(3,008)
Excess of consideration paid to non-controlling interest recognised within equity	(1,062)

Hangzhou Pengai
Schedule of acquisition of interest
(b)	Acquisition of interest in Hangzhou Pengai

2019
RMB’000
Carrying amount of non-controlling interests acquired	2,389
Consideration paid to non-controlling interests	(4,906)
Excess of consideration paid to non-controlling interest recognised within equity	(2,517)

Nanchang Pengai
Schedule of disposal of non-controlling interests without loss of control
(f)	Disposal of interest in Nanchang Pengai without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	161
Less: consideration received from non-controlling interest	950
Gain on disposal within equity	1,111

Yantai Pengai Jiayan
Schedule of disposal of non-controlling interests without loss of control
(g)	Disposal of interest in Yantai Pengai Jiayan without loss of control

2019
RMB’000
Carrying amount of non-controlling interests disposed of	(12)
Less: consideration received from non-controlling interest	500
Gain on disposal within equity	488

Shanghai Pengai
Schedule of acquisition of interest
(h)	Acquisition of interest in Shanghai Pengai

2020
RMB’000
Carrying amount of non-controlling interests acquired	(92)
Consideration paid to non-controlling interests	(125)
Excess of consideration paid to non-controlling interest recognised within equity	(217)

Shanghai Jiahong
Schedule of disposal of non-controlling interests without loss of control
(i)	Disposal of interest in Shanghai Jiahong without loss of control

2020
RMB’000
Carrying amount of non-controlling interests disposed of	(65)
Less: consideration received from non-controlling interest	—
Gain on disposal within equity	(65)